Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2021
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	2021	2020	2019
Interest expense	39,131	50,611	69,980
Less: Interest capitalized	(718)	(996)	(1,018)
Interest expense, net	38,413	49,615	68,962
Bunker swap, put and call options cash settlements	(448)	7,568	1,469
Bunker put options premium	(35)	1,246	—
Amortization of deferred finance costs	3,246	3,782	4,822
Bank charges	164	277	240
Discount of long-term receivables	603	2,435	—
Change in fair value of non-hedging financial instruments	(10,536)	5,656	(770)
Net total	31,407	70,579	74,723